Sprott Gold Equity Fund
Schedule of Investments as of July 31, 2020
(Unaudited)

Common Stocks - 87.2%		Shares	Value
Gold Related Securities - 80.5%
Australia - 6.3%
Bellevue Gold Ltd. (a)		6,023,000	$ 4,432,220
Northern Star Resources Ltd.		3,464,500	38,266,726
Saracen Mineral Holdings Ltd. (a)		5,423,328	23,248,148
West African Resources Ltd. (a)		27,400,000	20,456,819
			86,403,913
Canada - 58.8%
Agnico Eagle Mines Ltd.		253,186	20,106,308
Alamos Gold, Inc. - Class A		3,799,600	40,275,760
Almaden Minerals Ltd. - Class B (a)		1,967,940	1,381,062
B2Gold Corp.		7,476,600	51,588,540
Barrick Gold Corp.		1,116,000	32,263,560
Corvus Gold, Inc. (a)(b)		3,226,901	9,777,510
Corvus Gold, Inc. (a)(b)(c)		1,739,130	5,245,500
Corvus Gold, Inc. (a)(b)(c)(d)		9,500,000	28,653,552
Corvus Gold, Inc. (a)(b)(d)		7,509,800	22,650,783
East Asia Minerals Corp. (a)(b)		194,440	29,033
East Asia Minerals Corp. (a)(b)(c)		13,096,553	1,955,512
Falco Resources Ltd. (a)(b)		14,000,000	5,226,026
Falco Resources Ltd. (a)(b)(c)		2,222,300	829,557
Franco-Nevada Corp.		293,200	46,865,594
Gold Standard Ventures Corp.(a)		3,000,000	2,418,903
International Tower Hill Mines Ltd. (a)(b)		5,738,836	9,870,798
International Tower Hill Mines Ltd. (a)(b)(c)		18,664,631	31,910,116
International Tower Hill Mines Ltd. (a)(b)(d)		1,666,667	2,849,429
Jaguar Mining, Inc. (a)(b)(c)		3,770,909	1,829,923
Jaguar Mining, Inc. (a)(b)(d)		76,541,686	37,143,675
Kinross Gold Corp.(a)		4,839,967	45,350,491
Kirkland Lake Gold Ltd.		1,107,513	60,483,464
Maverix Metals, Inc.		1,615,000	7,542,050
Maverix Metals, Inc. (d)		2,700,000	12,537,982
Novagold Resources, Inc. (a)		2,080,800	18,976,896
NuLegacy Gold Corp. (a)(b)(c)		9,020,590	841,819
NuLegacy Gold Corp. (a)(b)(c)		9,296,395	867,557
NuLegacy Gold Corp. (a)(b)(d)		19,535,500	1,823,090
Osisko Gold Royalties Ltd.		24,340	285,508
Osisko Gold Royalties Ltd. (d)		3,130,127	36,688,935
Osisko Mining, Inc. (a)		159,000	505,685
Osisko Mining, Inc. (a)(c)		26,539	84,405
Osisko Mining, Inc. (a)(d)		8,833,700	28,094,787
Osisko Mining, Inc. (a)(e) (Originally acquired 06/17/20, Cost $5,017,136)		1,865,000	5,604,816
Pan American Silver Corp.		1,088,445	40,664,305
Premier Gold Mines Ltd. (a)(b)		12,738,160	25,962,280
Rockhaven Resources Ltd. (a)(c)		4,631,500	674,264
Silvercrest Metals, Inc. (a)(c)		455,000	4,531,487
Silvercrest Metals, Inc. (a)(e) (Originally acquired 04/15/20 Cost $12,862,769)		2,417,000	23,803,331
Silvercrest Metals, Inc. (a)		1,884,600	18,769,319
SSR Mining, Inc. (a)		497,300	11,917,825
Strategic Metals Ltd. (a)(b)(c)		9,886,500	5,240,520
Torex Gold Resources, Inc. (a)		1,881,900	33,002,972
Torex Gold Resources, Inc. (a)(c)		552,000	9,680,451
Trifecta Gold Ltd. (a)(b)		2,325,199	130,195
Wesdome Gold Mines Ltd. (a)		2,482,700	25,411,786
Wheaton Precious Metals Corp.		736,175	39,996,388
			812,343,749
Cayman Islands - 2.5%
Endeavour Mining Corp. (a)		1,297,500	34,941,664

South Africa - 4.1%
AngloGold Ashanti Ltd. - ADR		211,000	6,792,090
Gold Fields Ltd. - ADR		3,631,000	47,529,790
Gold Fields Ltd. (d)		200,000	2,603,759
			56,925,639
United States - 8.8%
Coeur Mining Inc. (a)		2,814,000	22,315,020
Contango ORE, Inc. (a)		263,200	3,526,880
Electrum Ltd. (a)(e) (Originally acquired 12/21/07, Cost $13,065,361)		2,127,287	42,546
Newmont Mining Corp.		761,990	52,729,708
Royal Gold, Inc.		303,023	42,402,008
			121,016,162
Total Gold Related Securities			1,111,631,127

Other Precious Metals Related Securities - 6.1%
Canada - 5.1%
Bear Creek Mining Corp. (a)(b)		7,413,200	17,931,814
MAG Silver Corp. (a)		1,581,135	26,705,370
MAG Silver Corp. (a)		1,432,665	24,204,867
Nickel Creek Platinum Ltd. (a)(b)(c)		1,658,293	136,185
Nickel Creek Platinum Ltd. (a)(b)(c)		12,379,201	1,016,620
			69,994,856
United States - 1.0%
Sunshine Mining & Refining (a)(e) (Originally acquired 03/15/11, Cost $21,353,108)		2,300,212	13,801,272
Total Other Precious Metals Related Securities			83,796,128

Other Securities - 0.6%
United States - 0.6%
Gold Bullion International LLC (a)(b)(e) (Originally acquired 05/12/10, Cost $5,000,000)		5,000,000	6,893,000
I-Pulse, Inc. (a)(e) (Originally acquired 10/09/07, Cost $175,524)		74,532	804,946
Total Other Securities			7,697,946
Total Common Stock (Cost $824,742,084)			1,203,125,201

Private Fund - 1.0%
Gold Related Security - 1.0%
Tocqueville Bullion Reserve LP - Class G (a)(b)		7,619	14,215,248
Total Private Fund (Cost $13,795,735)			14,215,248
		Ounces
Gold Bullion - 11.8%
Gold Bullion (a)		82,757	163,516,598
Total Gold Bullion (Cost $36,534,130)			163,516,598

Warrants - 0.1%		Shares
Gold Related Securities - 0.1%
Canada - 0.1%
East Asia Minerals Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (a)(b)(e) (Originally acquired 03/03/17, Cost $0)		3,321,250	4,215
Maverix Metals
Expiration: 12/23/2021, Exercise Price: CAD $2.41 (a)(e) (Originally acquired 05/09/19, Cost $0)		437,500	980,827
NuLegacy Gold Corp.
Expiration: 10/8/2022, Exercise Price: CAD $0.12 (a)(b)(e) (Originally acquired 10/07/19, Cost $0)		4,648,198	98,902
Osisko Mining, Inc.
Expiration: 12/23/2021, Exercise Price: CAD $5.25 (a)(e) (Originaly acquired 06/17/20 Cost $0)		932,500	332,914
Osisko Gold Royalties Ltd.
Expiration: 2/18/2022, Exercise Price: CAD $36.50 (a)(d)		274,000	66,482
Total Gold Related Securities			1,483,340
Other Precious Metals Related Securities- 0.0%
Canada - 0.0%
Nickel Creek Platinum Ltd.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(b)(e) (Originally acquired 07/01/19, Cost $0)		1,658,293	49,150
Nickel Creek Platinum Ltd.
Expiration: 08/08/2022, Exercise Price: CAD $0.35 (a)(b)(e) (Originally acquired 08/04/17, Cost $0)		6,189,601	2,311
Total Other Precious Metals Related Securities			51,461
Total Warrants (Cost $0)			1,534,801

Short-Term Investment - 0.0
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.076% (f)		131	131
Total Short-Term Investment (Cost $131)			131

Total Investments (Cost $875,072,080) - 100.1%			1,382,391,979
Liabilities in Excess of Other Assets - (0.1)%			(2,060,397)
Total Net Assets - 100.0%			$1,380,331,582

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 2.
(c)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2020 was $93,497,468, which represented 6.77% of net assets.
(d)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(e)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See Footnote 2. The aggregate value of fair valued securities as of July 31, 2020 was $66,633,477, which represented 4.83% of net assets.

(f)	Variable rate security. Rate listed is the 7-day effective yield as of July 31, 2020

The Accompanying Footnotes are an Integral Part of these Financial Statements.